Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Revenues:
Product sales	$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759
Service and other revenues	344,924	311,009	264,652
Collaborative research revenue				7,793	5,185	7,682	14,518	7,911
Royalty and license revenue				3,629	2,718	5,964	6,100	6,632
Total revenues	2,002,652	1,789,349	1,679,552	309,421	278,936	576,234	543,327	498,302
Costs and expenses:
Cost of product sales	616,839	521,189	487,057	103,560	81,374	173,645	169,222	152,393
Cost of product sales-amortization of intangible assets	201,864	177,456	171,447
Acquisition-related intangible amortization				5,531	5,534	11,061	8,847	4,144
Cost of product sales-impairment of intangible assets	0	0	123,350
Cost of service and other revenues	189,512	167,523	161,060
Research and development	130,962	116,696	104,305	56,776	56,676	112,742	111,103	105,970
Marketing and sales	322,314	286,730	247,374	38,910	34,032	68,396	59,492	53,853
General and administrative	220,042	158,793	148,340	41,493	36,856	71,394	56,818	61,828
Amortization of intangible assets	72,036	58,334	54,858
Goodwill and asset impairment charges						12,746
Asset impairment charges	16,901	0	0	783
Contingent consideration-compensation expense	81,031	20,002	0
Contingent consideration-fair value adjustments	38,466	(8,016)	0				(7,994)
Impairment of goodwill	5,826	0	76,723
Impairment of intangible assets	0	0	20,117
Gain on sale of intellectual property, net	(12,424)	(84,502)	0
Litigation settlement charges, net	452	770	11,403
Acquired in-process research and development	4,500	0	2,000
Restructuring and divestiture charges, net	17,515	(71)	1,581
Costs and expenses, total	1,888,935	1,414,904	1,609,615	247,053	214,472	449,984	405,482	378,188
Income (loss) from operations	113,717	374,445	69,937	62,368	64,464	126,250	137,845	120,114
Interest income	2,340	1,860	1,278
Other income (expense)
Investment and interest income				3,713	3,672	8,695	11,765	21,603
Interest expense	(140,287)	(114,846)	(127,107)	(1,078)	(1,000)	(2,070)	(2,216)	(1,857)
Debt extinguishment loss	(42,347)	(29,891)	0
Gain on contingent consideration	(38,466)	8,016	0				7,994
Other-than-temporary impairment loss on equity investment						(39,482)
Other income (expense), net	4,916	(4,182)	901	(359)	1,492	(236)	(177)	(58)
Total other income (expense), net				2,276	4,164	(33,093)	17,366	19,688
(Loss) income before income taxes	(61,661)	227,386	(54,991)	64,644	68,628	93,157	155,211	139,802
Income tax expense	11,973	70,236	7,822	22,469	23,007	43,033	48,274	48,019
Net (loss) income	$ (73,634)	$ 157,150	$ (62,813)	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Net income per share:
Basic net (loss) income per common share	$ (0.28)	$ 0.60	$ (0.24)	$ 0.93	$ 0.95	$ 1.06	$ 2.20	$ 1.82
Diluted net (loss) income per common share	$ (0.28)	$ 0.59	$ (0.24)	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79
Weighted average number of common shares outstanding:
Basic	264,041	261,099	258,743	45,351	47,873	47,254	48,560	50,356
Diluted	264,041	264,305	258,743	46,550	49,196	48,387	49,033	50,965